PREMISES LEASES - Disclosure of lease liability continuity (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Presentation of leases for lessee [abstract]
Beginning	$ 139,911	$ 0
Inception of lease		144,900
Cash flows:
Principal payments	(66,362)	(4,989)
Ending	$ 73,549	$ 139,911